SEGMENTS (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Product Information [Line Items]
Net revenues	$ 4,982	$ 5,001
Branded CNS [Member]
Product Information [Line Items]
Net revenues	1,220	1,413
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	265	230
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	129	124
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	264	262
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	78	85
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	924	1,070
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	107	114
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	85	101
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	124	114
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	98	71
Branded Oncology Treanda [Member]
Product Information [Line Items]
Net revenues	157	180
Branded [Member]
Product Information [Line Items]
Net revenues	$ 1,956	$ 2,114